NOTE 29. RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
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	Company
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Short term benefits (1)	730,743	780,832	715,301
Post-employment benefits	-	-	-
Total	730,743	780,832	715,301

(1) The director remuneration relating to Mr. Con Unerkov, our then CEO, is provided by a related company over which Mr. Cecil Ho, our former Company Secretary and Chief Financial Officer has control.

NOTE 29. RELATED PARTIES

(c)       Other related party transactions

During the years ended December 31, 2021, 2020 and 2019, the Group has the following material transactions with its related parties:

Other related party transactions

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Revenue received from related parties (1)	-	8,490	-
General consultancy and management fee paid to a related party (1)	-	282,971	571,519
Purchase of products from related parties (1)	-	29,794	22,588
Interest income earned from the former ultimate holding company (1)	-	-	115,678
Group Secretarial, taxation service and interim CFO fee paid to a related company (2)	-	-	40,000
Company Secretarial, taxation service and CFO fee paid to a related company (3)	561,758	607,659	523,196
Consultancy fee paid to a related party (6)	225,860	-	-
Purchase of products from a related party (4)	-	274,417	501,062
Sales to a related party (5)	-	315,034	-